Consolidated Statements of Operations (Unaudited) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
		Nov. 30, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2025	Nov. 30, 2025
General, formation and operational costs		$ 1,275	$ 233,398	$ 71,471	$ 1,284,850	$ 167,328	$ 204,391
Loss from operations		(1,275)	(233,398)	(71,471)	(1,284,850)	(167,328)	(204,391)
Other income:
Interest earned on cash and investments held in Trust Account			2,109,367		5,820,815
Total other income			2,109,367		5,820,815
Net income (loss)		$ (1,275)	$ 1,875,969	$ (71,471)	$ 4,535,965	$ (167,328)	$ (204,391)
Basic weighted average ordinary shares outstanding		5,000,000					5,000,000
Basic net income (loss) per ordinary share		$ (0)					$ (0.04)
Diluted weighted average ordinary shares outstanding		5,000,000					5,000,000
Diluted net income (loss) per ordinary share		$ (0)					$ (0.04)
Ordinary Shares Subject to Possible Redemption
Other income:
Basic weighted average ordinary shares outstanding			23,000,000		21,489,051
Basic net income (loss) per ordinary share			$ 0.06		$ 0.16
Diluted weighted average ordinary shares outstanding			23,000,000		21,489,051
Diluted net income (loss) per ordinary share			$ 0.06		$ 0.16
Ordinary Shares Not Subject to Possible Redemption
Other income:
Basic weighted average ordinary shares outstanding	[1],[2]		6,320,000	5,000,000	6,233,285	5,000,000
Basic net income (loss) per ordinary share			$ 0.06	$ (0.01)	$ 0.16	$ (0.03)
Diluted weighted average ordinary shares outstanding	[1],[2]		6,320,000	5,000,000	6,282,555	5,000,000
Diluted net income (loss) per ordinary share			$ 0.06	$ (0.01)	$ 0.16	$ (0.03)

[1]	All share and per-share data have been retrospectively presented to reflect the 5,750,000 Founder Shares held by the Sponsor. See Notes 1 and 6.
[2]	Includes up to 750,000 ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 ordinary shares are no longer subject to forfeiture (Note 6). For the nine months ended August 31, 2026, basic net income per non-redeemable ordinary share includes the Founder Shares beginning on December 18, 2025, the date the over-allotment option was fully exercised. Diluted net income per non-redeemable ordinary share treats the Founder Shares as outstanding as of the beginning of the period in which the contingent condition was satisfied. Accordingly, upon the exercise of the over-allotment option on December 18, 2025, the Founder Shares are included in the calculation of diluted net income per non-redeemable ordinary share as if outstanding from the beginning of the period on December 1, 2025.

Such shares were excluded for the three and nine months ended August 31, 2025.